Lease Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease and operating lease by lessee [Line Items]
Additions related to fixed asset sale and leaseback transactions	€ 12	€ 21
Capital gains arising from sale and leaseback transactions	17	105	€ 381
Telefónica Germany
Disclosure of finance lease and operating lease by lessee [Line Items]
Lease liabilities not yet commenced	€ 2,606	€ 1,117